                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [_]; Amendment Number: ____
This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hochschild Mining plc
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Address:  Calle La Colonia 180
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          Urb. El Vivero, Santiago de Surco
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          Lima, Peru
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Form 13F File Number: 28-_________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jose A. Palma
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Title:    Vice President and General Counsel
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Phone:    51-1-317-2026
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Signature, Place, and Date of Signing:

  /s/ Jose A. Palma                  Lima, Peru               February 8, 2011
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     [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
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Form 13F Information Table Entry Total:       1
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Form 13F Information Table Value Total:   $430,030
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                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          FORM 13F INFORMATION TABLE

     COLUMN 1             COLUMN 2        COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
-------------------- -------------------  --------- -------- ------------------- ---------- -------- ----------------------
                                                                                                        VOTING AUTHORITY
                                                     VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------------
  NAME OF ISSUER       TITLE OF CLASS      CUSIP    (X$1000)  PRN AMT   PRN CALL DISCRETION MANAGER     SOLE    SHARED NONE
-------------------- -------------------  --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----

Gold Resource Corp.  COM                  38068T105 430,030  14,626,874 SH          SOLE             14,626,874   0     0
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[Repeat as Necessary]

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